Prospectus Supplement	January 31, 2008

PUTNAM PRIME MONEY MARKET FUND and PUTNAM MUNICIPAL MONEY
MARKET FUND – Combined prospectus dated 1/30/2008

Shares of Putnam Municipal Money Market Fund are currently not being offered for sale.

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